Share Capital and Earnings Per share - Schedule of Dividends Payable on Non-cumulative Preferred Shares (Detail) - Major ordinary share transactions [Member]	Feb. 27, 2019 $ / shares
Class 1, Series 13 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	$ 0.275875
Class 1, Series 15 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.243750
Class 1, Series 17 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.243750
Class 1, Series 19 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.237500
Class 1, Series 21 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.350000
Class 1, Series 23 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.303125
Class 1, Series 25 Preferred Shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.293750
Class A, Series 2 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.290630
Class A, Series 3 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.281250
Class 1, Series 3 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.136125
Class 1, Series 4 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.193315
Class 1, Series 5 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.243188
Class 1, Series 7 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.269500
Class 1, Series 9 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	0.271938
Class 1, Series 11 Preferred shares [Member]
Disclosure of Dividends [line items]
Dividend declared but not paid	$ 0.295688